Business Combination (Details)	6 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	May 13, 2024 USD ($)	May 13, 2024 CNY (¥)	Dec. 31, 2023
Business Combination[Line Items]
Consideration paid			$ 0.1	¥ 1
Percentage of equity interest					99.07%
Total assets	$ 4,720
Total liabilities	35,187
Goodwill	30,467
Total revenue	99
Total net loss	95,290
Goodwill impairment loss	30,467	$ 1,263,040
InnoAI [Member]
Business Combination[Line Items]
Percentage of equity interest			100.00%	100.00%
Total revenue	831
Total net loss	$ 99,550